CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 2,179,558	$ 202,965
Accounts receivable	0	21,786
Inventories	0	0
TOTAL CURRENT ASSETS	2,179,558	224,751
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	(11,311)	(9,730)
Furniture and fixtures, net	13,926	15,507
OTHER ASSETS
Co-development options	4,554,167	0
Right of use asset, net of accumulated amortization	17,925	58,225
Other assets	0	2,000
Total other assets	4,572,091	60,225
TOTAL ASSETS	6,765,576	300,484
CURRENT LIABILITIES
Accounts payable	134,092	1,623,840
Accrued expenses	199,126	732,146
Notes payable	2,417,000	1,277,500
Notes payable, related parties, current portion	0	604,000
Right of use liability, current portion	14,724	41,618
Deferred revenue	0	1,000,000
TOTAL CURRENT LIABILITIES	2,764,942	5,279,104
LONG TERM LIABILITIES
Note payable	1,650,000	150,000
Right of use liability, non-current portion	0	14,723
TOTAL LONG TERM LIABILITIES	1,650,000	164,723
TOTAL LIABILITIES	4,414,942	5,443,827
COMMITMENTS AND CONTINGENCIES (NOTE 7)
STOCKHOLDERS' EQUITY (DEFICIT)
Series B Preferred Stock, $0.0001 par value, 10,000,000 shares authorized, 8,000 and -0- shares issued and outstanding, respectively	1	0
Common stock, $0.0001 par value, 750,000,000 shares authorized, 37,082,864 issued and 36,754,064 outstanding at December 31, 2021, and 26,768,240 shares issued and outstanding at December 31, 2020	3,550	2,519
Additional paid-in capital	30,144,374	8,954,985
Treasury stock, 328,800 shares at cost	(247,165)	0
Accumulated deficit	(27,550,126)	(14,100,846)
TOTAL STOCKHOLDERS' EQUITY	2,350,634	(5,143,343)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,765,576	$ 300,484